COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 01, 2021	Feb. 26, 2021	Sep. 02, 2020	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 21, 2026	Mar. 04, 2019
Issuance of common stock shares				637,755		637,755	637,755	58,309
Issuance of common stock				$ 47,069	$ 260,805	$ 392,168	$ 1,212,370
Due to officers or stockholders, current				376,600		281,600	60,000
Gain on litigation settlement							271,360
Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent
Amount due as per agreement				243,272		243,272
Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent
Amount due as per agreement						243,272	243,272
RMA Agreement [Member]
Legal expense	$ 100,000
Agreed amount to pay for the services	50,000
Number of restricted stock issued, value	$ 50,000
Reduced fees						48,000	48,000
Accounts payable				144,000		144,000	96,000
Issuance of common stock				48,000		48,000	48,000
Seperation Agreement [Member] | Salman J. Chaudhry [Member] | Related Party [Member]
Due to officers or stockholders, current				$ 162,085		$ 162,085	162,085		$ 227,200
Agreement With Third Party [Member] | PCTI [Member]
Professional fees			$ 750,000
Collaborative arrangement, rights and obligations			PCTI agreed to pay the third-party a perpetual three percent (3%) payment of revenues, as defined in the agreement.
Amended Agreement With Third Party [Member] | PCTI [Member]
Number of common stock exchanged		175,000,000
Royalty percentage		1.80%
Settlement Agreement [Member]
Legal expense							125,000
Loss contingency accrual payments							1,125,000
Sales							728,640
Gain on litigation settlement							$ 271,360